Note 22 - Subsequent Events	6 Months Ended
Sep. 30, 2019
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
22.	SUBSEQUENT EVENTS

Sale of Hudson Energy Supply UK Limited

On
October 8, 2019,
the Company entered into an agreement to sell the issued and outstanding shares of its wholly owned subsidiary Hudson Energy Supply UK Limited, to Shell Energy Retail Limited for up to
£10.5
million (
$17.6
million). The Company will receive
£2
million (
$3.4
million) of cash on closing, subject to satisfying customary pre-close conditions, and an amount up to
£8.5
million (
$14.2
million) subject to the determination of the U.K. capacity market payment due at the close of the transaction.

The transaction is subject to customary closing conditions, including merger control approval and is expected to close by the end of
2019.
At
September 30, 2019
the Company estimates that
no
impairment will be incurred on the final sale of the entity. Any gain or loss on the sale will be measured and recorded at the date the transaction closes.

Sale of Just Energy Ireland Limited

On
November 6, 2019,
the Company entered into an agreement to sell the assets of its wholly owned subsidiary Just Energy (Ireland) Limited to Flogas Natural Gas Limited (“Flogas”) for up to
€0.7
million (
$1.0
million). The Company will receive
75%
of the purchase price in cash at closing and up to
25%
of the purchase price
5
months after closing. The net consideration payable to the Company is subject to an adjustment based on the actual number of accounts transferred to Flogas. The transaction is subject to customary closing conditions, including regulatory approval and is anticipated to close by the end of
2019.
Any gain or loss on the sale will be measured and recorded at the date the transaction closes.